Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of shareholder convertible loans

The changes in fair value appear in the caption “Loss from change in fair-value of convertible shareholder loans” on the consolidated statement of operations. A continuity schedule of the convertible shareholder loans, including changes in fair value, for the years ended December 31, 2025, and 2024 is as follows:

	Shareholder convertible loans, at fair value
	2025	2024

Balance at January 1	$22,560,124	$9,380,301
Changes in fair value	232,041	5,951,087
Conversion to common shares	(23,183,562)	-
Borrowings	-	7,573,800
Foreign exchange impacts	391,397	(345,064)
Balance at reporting period end	$-	$22,560,124

Schedule of debt maturities

The following table summarized the stated debt maturities and scheduled amortization payments, excluding debt premiums and discounts, for each of the five years subsequent to December 31, 2025, and thereafter:

	31 December 2025
	Shareholder loans payable- current and long-term	Short-term borrowings	Shareholder convertible loans at fair value
Remaining 2025	$-	$-	$-
2026	-	3,765,234	-
2027	-	-	-
2028	-	-	-
2029	-	-	-
Thereafter	8,123,835	-	-
	8,123,835	3,765,234	0
Less: debt discount	-	-	-
Total borrowings	$8,123,835	$3,765,234	$0

Schedule of reconciliation of liabilities arising from financing activities

The following table provides a reconciliation of the Company’s liabilities arising from financing activities for the year ended December 31, 2025, including both cash and non-cash movements:

	Dec-25
	Shareholder loans	Short-term borrowings	Convertible loans	Total
Balance at January 1, 2025	50,057,013	558,206	22,560,124	73,175,343
Cash flows - Proceeds from borrowings	5,100,708	3,765,234	-	8,865,942
Cash flows - Repayments		(558,206)	-	(558,206)
Non-cash - Conversion to equity	(47,070,333)	-	(22,560,124)	(69,630,457)
Non-cash - Accrued interest	199,605	-	-	199,605
Non-cash - FX and other	(163,158)	-	-	(163,158)
Balance at December 31, 2025	8,123,835	3,765,234	-	11,889,069